Related Party Transactions (Details) - Schedule of Transactions with Key Management Personnel - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 206,120	$ 299,382
Stock-based compensation
Total	$ 206,120	$ 299,382